Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION AGGRESSIVE

RIVERFRONT ASSET ALLOCATION GROWTH

RIVERFRONT ASSET ALLOCATION GROWTH & INCOME

RIVERFRONT ASSET ALLOCATION MODERATE

RIVERFRONT ASSET ALLOCATION INCOME & GROWTH

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 28, 2018,

AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Aggressive, Riverfront Asset Allocation Growth and Riverfront Asset Allocation Growth & Income

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to each Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

Riverfront Asset Allocation Moderate

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in each of the RiverFront Dynamic Core Income ETF and the RiverFront Dynamic US Dividend Advantage ETF.

Riverfront Asset Allocation Income & Growth

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the RiverFront Dynamic Core Income ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION AGGRESSIVE

RIVERFRONT ASSET ALLOCATION GROWTH

RIVERFRONT ASSET ALLOCATION GROWTH & INCOME

RIVERFRONT ASSET ALLOCATION MODERATE

RIVERFRONT ASSET ALLOCATION INCOME & GROWTH

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED JUNE 12, 2018,

AS SUPPLEMENTED FROM TIME TO TIME

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Aggressive, Riverfront Asset Allocation Growth and Riverfront Asset Allocation Growth & Income

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to each Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

Riverfront Asset Allocation Moderate

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in each of the RiverFront Dynamic Core Income ETF and the RiverFront Dynamic US Dividend Advantage ETF.

Riverfront Asset Allocation Income & Growth

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the RiverFront Dynamic Core Income ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class Investor, C, I Shares | RiverFront Asset Allocation Aggressive
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION AGGRESSIVE

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 28, 2018,

AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Aggressive, Riverfront Asset Allocation Growth and Riverfront Asset Allocation Growth & Income

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to each Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class Investor, C, I Shares | RiverFront Asset Allocation Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION GROWTH

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 28, 2018,

AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Aggressive, Riverfront Asset Allocation Growth and Riverfront Asset Allocation Growth & Income

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to each Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class Investor, C, I Shares | RiverFront Asset Allocation Growth & Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION GROWTH & INCOME

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 28, 2018,

AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Aggressive, Riverfront Asset Allocation Growth and Riverfront Asset Allocation Growth & Income

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to each Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class Investor, C, I Shares | RiverFront Asset Allocation Moderate
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION MODERATE

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 28, 2018,

AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Moderate

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in each of the RiverFront Dynamic Core Income ETF and the RiverFront Dynamic US Dividend Advantage ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class Investor, C, I Shares | RiverFront Asset Allocation Income & Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION INCOME & GROWTH

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 28, 2018,

AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Income & Growth

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the RiverFront Dynamic Core Income ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class A Shares | RiverFront Asset Allocation Aggressive
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION AGGRESSIVE

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED JUNE 12, 2018,

AS SUPPLEMENTED FROM TIME TO TIME

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Aggressive, Riverfront Asset Allocation Growth and Riverfront Asset Allocation Growth & Income

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to each Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class A Shares | RiverFront Asset Allocation Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION GROWTH

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED JUNE 12, 2018,

AS SUPPLEMENTED FROM TIME TO TIME

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Aggressive, Riverfront Asset Allocation Growth and Riverfront Asset Allocation Growth & Income

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to each Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class A Shares | RiverFront Asset Allocation Growth & Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION GROWTH & INCOME

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED JUNE 12, 2018,

AS SUPPLEMENTED FROM TIME TO TIME

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Aggressive, Riverfront Asset Allocation Growth and Riverfront Asset Allocation Growth & Income

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to each Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class A Shares | RiverFront Asset Allocation Moderate
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION MODERATE

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED JUNE 12, 2018,

AS SUPPLEMENTED FROM TIME TO TIME

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Moderate

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in each of the RiverFront Dynamic Core Income ETF and the RiverFront Dynamic US Dividend Advantage ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.

Class A Shares | RiverFront Asset Allocation Income & Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

RIVERFRONT ASSET ALLOCATION INCOME & GROWTH

(each a “Fund,” and collectively, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED JUNE 12, 2018,

AS SUPPLEMENTED FROM TIME TO TIME

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Riverfront Asset Allocation Income & Growth

The last sentence of the Principal Investment Strategies section in the Summary Prospectus and Prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the RiverFront Dynamic Core Income ETF.

All Funds

The following is added after the first paragraph of Capital Gains Risk in the discussion of principal risks in each Fund’s Summary Prospectus and Prospectus:

Under certain circumstances the Fund may use unaffiliated ETFs as well as RiverFront sub-advised ETFs to help mitigate capital gains distributions to shareholders. This process could cause the Fund to increase its portfolio turnover and brokerage commission costs paid by the Fund.